Organization and Principal Activities	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Star Fashion Culture Holdings Limited (“Star Fashion”, “the Company”) was incorporated under the law of the Cayman Islands as an exempted company with limited liability on August 11, 2023. The Company is a holding company and conducts its businesses primarily through its subsidiaries (collectively, the “Group”). The Group is an integrated marketing solutions services provider with principal operations and geographic markets in the People’s Republic of China (“PRC”).

1.	Organization and principal activities

(a)	Principal activities

Star Fashion Culture Holdings Limited (“Star Fashion”, “the Company”) was incorporated under the law of the Cayman Islands as an exempted company with limited liability on August 11, 2023. The Company is a holding company and conducts its businesses primarily through its subsidiaries (collectively, the “Group”). The Group is a content marketing solutions services provider with principal operations and geographic markets in the People’s Republic of China (“PRC”). The Company completed its initial public offering (“IPO”) on October 11, 2024.

(b)	Reorganization

In anticipation of an IPO of its equity securities, the Company incorporated Star Fashion Culture Limited (“Star Fashion (BVI)”) under the laws of British Virgin Islands, as its direct wholly-owned subsidiary, on September 4, 2023. Star Fashion (BVI) incorporated Star Fashion Culture (Hong Kong) Limited (“Star Fashion (Hong Kong)”) under the laws of Hong Kong on September 18, 2023.

Xiamen Star Fashion Culture Media Co., Ltd. (“Star Fashion (Xiamen)”) is the primary operating subsidiary of the Company in the PRC. On August 11, 2023, the Company issued proportionate shares to the original shareholders (the “Original Shareholders”) of Star Fashion (Xiamen), resulted in the same shareholding structure of the Company and Star Fashion (Xiamen).

On August 25, 2023, one of the Original Shareholders entered into agreement to transfer 5% of equity interests of Star Fashion (Xiamen) to a new third-party investor. The 5% equity was transferred on September 8, 2023.

On September 28, 2023, Star Fashion (Hong Kong) directly invested in Xiamen Xingshu Shandian Culture Media Co., Ltd (“WFOE”) under the laws of PRC, as its direct wholly-owned subsidiary.

On October 7, 2023, the Original Shareholders transferred 95% of equity interests of Star Fashion (Xiamen) to WFOE, and the third-party investor transferred the remaining 5% of equity interests of Star Fashion (Xiamen) to Star Fashion (Hong Kong). The transfers effected on October 16, 2023. Since then, Star Fashion (Xiamen) became a wholly-owned subsidiary of the Company.

On October 12, 2023, the Company issued shares to the third-party investor for 5% shareholding in Star Fashion, which was later transferred to a new investor (the “New Investor”) on November 29, 2023.

On October 24, 2023, the Original Shareholders entered into agreement to increase a capital injection (the “Capital Injection”) into Star Fashion (Xiamen), subsequently directly held, in aggregate, 0.01% shareholding of Star Fashion (Xiamen). The transfer effected on October 24, 2023. The 0.01% shareholding consisted of ordinary shares of Star Fashion (Xiamen) with no preference voting rights.

Subsequent to the Capital Injection, the Company holds 99.99% shareholdings of Star Fashion (Xiamen).

Due to the fact that the Company and its subsidiaries were effectively controlled by the same shareholders immediately before and after the reorganization completed on October 24, 2023, as described above, the reorganization was accounted for as a recapitalization. As a result, the Group’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

As of June 30, 2024, the Company’s principal subsidiaries are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Main subsidiaries:
Star Fashion (BVI)	September 4, 2023	British Virgin Islands	100%	Investment holding
Star Fashion (Hong Kong)	September 18, 2023	Hong Kong	100%	Investment holding
WFOE	September 28, 2023	PRC	100%	Investment holding
Star Fashion (Xiamen)	August 11, 2015	PRC	99.99%	Event hosting and marketing service